ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.9%
Communication Services - 1.5%
Broadcasting - 0.4%
Nexstar Media Group, Inc.	176	$44,179

Cable & Satellite - 0.4%
Sirius XM Holdings, Inc.	1,818	39,923

Movies & Entertainment - 0.7%
Madison Square Garden Sports Corp. (a)	236	78,272
Total Communication Services		162,374

Consumer Discretionary - 8.0%
Apparel, Accessories & Luxury Goods - 0.4%
PVH Corp.	586	40,200

Automotive Parts & Equipment - 1.5%
BorgWarner, Inc.	941	54,173
Lear Corp.	826	108,413
		162,586
Automotive Retail - 1.1%
Lithia Motors, Inc.	445	124,413

Casinos & Gaming - 0.4%
Boyd Gaming Corp.	494	41,116

Distributors - 0.4%
LKQ Corp.	1,341	44,400

Footwear - 0.5%
Crocs, Inc. (a)	643	58,326

Homebuilding - 0.5%
DR Horton, Inc.	334	53,570

Hotels, Resorts & Cruise Lines - 1.6%
Expedia Group, Inc.	274	59,099
Norwegian Cruise Line Holdings Ltd. (a)	3,312	82,104
Wyndham Hotels & Resorts, Inc.	482	39,428
		180,631
Leisure Products - 0.4%
Mattel, Inc. (a)	2,807	47,579

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Motorcycle Manufacturers - 0.4%
Harley-Davidson, Inc.	2,310	$41,580

Specialized Consumer Services - 0.8%
Frontdoor, Inc. (a)	814	55,816
H&R Block, Inc.	1,009	30,896
		86,712
Total Consumer Discretionary		881,113

Consumer Staples - 3.6%
Brewers - 1.0%
Molson Coors Beverage Co. - Class B	2,233	109,395

Consumer Staples Merchandise Retail - 0.6%
Target Corp.	562	63,950

Distillers & Vintners - 0.6%
Constellation Brands, Inc. - Class A	428	67,564

Packaged Foods & Meats - 0.4%
J M Smucker Co.	411	47,655

Soft Drinks & Non-alcoholic Beverages - 1.0%
Keurig Dr Pepper, Inc.	3,574	108,221
Total Consumer Staples		396,785

Energy - 6.4%
Oil & Gas Equipment & Services - 0.7%
Halliburton Co.	2,218	79,848

Oil & Gas Exploration & Production - 2.8%
Canadian Natural Resources Ltd.	3,522	154,158
Diamondback Energy, Inc.	528	91,914
Viper Energy, Inc. - Class A	1,430	66,552
		312,624
Oil & Gas Refining & Marketing - 1.2%
Phillips 66	494	76,239
World Kinect Corp.	2,006	50,050
		126,289
Oil & Gas Storage & Transportation - 1.7%
Cheniere Energy, Inc.	352	82,977

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Energy Transfer LP	5,738	$108,104
		191,081
Total Energy		709,842

Financials - 20.6%
Asset Management & Custody Banks - 2.5%
Ameriprise Financial, Inc.	400	188,048
Bank of New York Mellon Corp.	282	33,586
State Street Corp.	431	55,435
		277,069
Commercial & Residential Mortgage Finance - 1.0%
Essent Group Ltd.	1,329	80,857
Federal Agricultural Mortgage Corp. - Class C	217	34,212
		115,069
Consumer Finance - 0.5%
SLM Corp.	2,871	53,803

Diversified Banks - 1.4%
US Bancorp	2,743	149,932

Insurance Brokers - 1.6%
Arthur J Gallagher & Co.	256	58,419
Willis Towers Watson PLC	403	122,984
		181,403
Investment Banking & Brokerage - 1.5%
Jefferies Financial Group, Inc.	967	42,935
LPL Financial Holdings, Inc.	415	124,658
		167,593
Life & Health Insurance - 0.5%
Lincoln National Corp.	1,500	51,450

Property & Casualty Insurance - 3.3%
Arch Capital Group Ltd. (a)	1,436	143,815
Assured Guaranty Ltd.	586	50,519
Axis Capital Holdings Ltd.	856	90,496
First American Financial Corp.	1,042	73,055
		357,885
Regional Banks - 1.0%
East West Bancorp, Inc.	352	38,526
Wintrust Financial Corp.	531	76,496
		115,022
Reinsurance - 1.8%
Everest Group Ltd.	345	115,744
Reinsurance Group of America, Inc.	224	48,324

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
RenaissanceRe Holdings Ltd.	112	$33,875
		197,943
Transaction & Payment Processing Services - 5.5%
Corpay, Inc. (a)	234	76,073
Fidelity National Information Services, Inc.	1,581	80,568
Fiserv, Inc. (a)	2,160	134,546
Global Payments, Inc.	2,819	215,541
PayPal Holdings, Inc.	2,179	100,692
		607,420
Total Financials		2,274,589

Health Care - 12.7%
Biotechnology - 1.3%
Biogen, Inc. (a)	431	82,675
BioMarin Pharmaceutical, Inc. (a)	948	58,520
		141,195
Health Care Equipment - 2.8%
Baxter International, Inc.	2,337	47,605
GE HealthCare Technologies, Inc.	2,095	176,545
Zimmer Biomet Holdings, Inc.	857	84,363
		308,513
Health Care Facilities - 0.7%
Tenet Healthcare Corp. (a)	339	81,153

Health Care Services - 1.4%
CVS Health Corp.	1,219	97,398
Labcorp Holdings, Inc.	209	60,426
		157,824
Health Care Supplies - 0.3%
Haemonetics Corp. (a)	522	33,053

Life Sciences Tools & Services - 1.0%
Avantor, Inc. (a)	5,674	51,350
ICON PLC (a)	513	55,476
		106,826
Managed Health Care - 3.9%
Centene Corp. (a)	2,127	95,460
Elevance Health, Inc.	661	211,520
Humana, Inc.	441	84,028
Molina Healthcare, Inc. (a)	269	41,439
		432,447
Pharmaceuticals - 1.3%
Jazz Pharmaceuticals PLC (a)	451	85,699

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Viatris, Inc.	3,459	$51,643
		137,342
Total Health Care		1,398,353

Industrials - 4.6%
Construction Machinery & Heavy Transportation Equipment - 1.0%
Allison Transmission Holdings, Inc.	845	105,879

Data Processing & Outsourced Services - 0.4%
Maximus, Inc.	589	44,534

Electrical Components & Equipment - 0.5%
Acuity, Inc.	187	56,397

Passenger Airlines - 1.3%
Alaska Air Group, Inc. (a)	756	39,010
Delta Air Lines, Inc.	1,600	105,120
		144,130
Research & Consulting Services - 0.8%
Equifax, Inc.	229	47,852
Science Applications International Corp.	448	41,332
		89,184
Security & Alarm Services - 0.6%
Brink's Co.	560	65,391
Total Industrials		505,515

Information Technology - 4.3%
Application Software - 1.2%
Adobe, Inc. (a)	300	78,723
Zoom Communications, Inc. - Class A (a)	759	56,120
		134,843
Technology Distributors - 2.4%
Arrow Electronics, Inc. (a)	386	58,734
CDW Corp./DE	890	109,149
TD SYNNEX Corp.	563	88,284
		256,167
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	3,716	79,783
Total Information Technology		470,793

Materials - 2.7%
Construction Materials - 0.5%
CRH PLC	448	53,751

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Fertilizers & Agricultural Chemicals - 1.1%
Corteva, Inc.	855	$68,503
Mosaic Co.	1,818	50,613
		119,116
Paper & Plastic Packaging Products & Materials - 0.4%
Graphic Packaging Holding Co.	3,800	46,474

Specialty Chemicals - 0.7%
International Flavors & Fragrances, Inc.	974	80,092
Total Materials		299,433

Real Estate - 1.3%
Real Estate Services - 1.3%
CBRE Group, Inc. - Class A (a)	323	47,694
Jones Lang LaSalle, Inc. (a)	317	100,029
Total Real Estate		147,723

Utilities - 1.2%
Electric Utilities - 1.2%
Edison International	1,109	82,887
PG&E Corp.	2,506	47,614
Total Utilities		130,501
TOTAL COMMON STOCKS (Cost $6,972,254)		7,377,021

EXCHANGE TRADED FUNDS - 31.6%
Vanguard Mid-Cap ETF	1,837	562,489
Vanguard Mid-Cap Value ETF	5,745	1,116,426
Vanguard Small-Cap ETF	2,124	588,582
Vanguard Small-Cap Value ETF	5,301	1,218,700
TOTAL EXCHANGE TRADED FUNDS (Cost $2,793,664)		3,486,197

REAL ESTATE INVESTMENT TRUSTS - 1.3%
Financials - 0.4%
Mortgage REITs - 0.4%
Starwood Property Trust, Inc.	2,306	41,070

Real Estate - 0.9%
Industrial REITs - 0.5%
Americold Realty Trust, Inc.	3,839	51,404

Single-Family Residential REITs - 0.4%
Sun Communities, Inc.	369	50,354
Total Real Estate		101,758
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $156,953)		142,828

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.60% (b)	17,593	$17,593
TOTAL MONEY MARKET FUNDS (Cost $17,593)		17,593

TOTAL INVESTMENTS - 100.0% (Cost $9,940,464)		$11,023,639
Other Assets in Excess of Liabilities - 0.0% (c)		175
TOTAL NET ASSETS - 100.0%		$11,023,814

Percentages are stated as a percent of net assets.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA BLUE CAPITAL US SMALL-CAP DYNAMIC ETF

Summary of Fair Value Disclosures as of February 28, 2026 (Unaudited)

Alpha Blue Capital US Small-Cap Dynamic ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$7,377,021	$—	$—	$7,377,021
Exchange Traded Funds	3,486,197	—	—	3,486,197
Real Estate Investment Trusts	142,828	—	—	142,828
Money Market Funds	17,593	—	—	17,593
Total Investments	$11,023,639	$—	$—	$11,023,639

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.